UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2005

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         November 14, 2005
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value Total: $216,959,937 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
Adobe Systems Inc
Common
00724F101
340,290.00
11,400
x
ALL
5,000

6,400
A F L A C Inc
Common
001055102
1,798,410.00
39,700
x
ALL
28,800

10,900
Abbott Laboratories
Common
002824100
447,320.00
10,550
x
ALL
4,200

6,350
Altria Group Inc
Common
02209S103
5,125,203.72
69,532
x
ALL


69,532
Amgen Incorporated
Common
031162100
8,940,567.40
112,220
x
ALL
71,578

40,642
Amsurg Corporation
Common
03232P405
3,927,801.60
143,560
x
ALL
110,070

33,490
Apache Corp
Common
037411105
1,352,681.26
17,983
x
ALL
5,122

12,861
Applied Materials Inc
Common
038222105
5,961,948.80
351,530
x
ALL
278,700

72,830
BB&T Corporation
Common
054937107
937,356.20
24,004
x
ALL
8,106

15,898
BP PLC Sponsored ADRs
Common
055622104
708,004.05
9,993
x
ALL
6,474

3,519
Bank Of America Corp
Common
060505104
1,188,221.23
28,224
x
ALL
10,960

17,264
Beacon Roofing Supply
Common
073685109
2,693,804.85
82,455
x
ALL
65,945

16,510
Bed Bath & Beyond
Common
075896100
5,942,059.48
147,886
x
ALL
107,505

40,381
Bellsouth Corporation
Common
079860102
219,000.10
8,327
x
ALL
2,500

5,827
Berkshire Hathaway Cl B
Common
084670207
1,420,120.00
520
x
ALL
351

169
Biomet Incorporated
Common
090613100
4,976,789.22
143,382
x
ALL
96,610

46,772
Bristol-Myers Squibb Co
Common
110122108
229,773.00
9,550
x
ALL
2,800

6,750
Capital One Financial Cp
Common
14040H105
452,945.92
5,696
x
ALL
3,000

2,696
Caremark RX Inc.
Common
141705103
1,982,470.65
39,705
x
ALL
34,150

5,555
Carmax Inc
Common
143130102
5,931,137.25
189,675
x
ALL
147,560

42,115
ChevronTexaco Corporation
Common
166764100
571,177.52
8,824
x
ALL
3,008

5,816
Cisco Systems Inc
Common
17275R102
481,850.88
26,889
x
ALL
7,114

19,775
Cintas Corp
Common
172908105
4,702,564.85
114,557
x
ALL
94,672

19,885
Citigroup Inc
Common
172967101
1,346,891.28
29,589
x
ALL
20,489

9,100










Page Total


61,678,389.26





















09/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Coca Cola Company
Common
191216100
408,663.78
9,462
x
ALL
6,262

3,200
Dentsply Intl Inc
Common
249030107
648,240.00
12,000
x
ALL
8,700

3,300
Dominion Res Inc Va New
Common
25746U109
579,291.50
6,725
x
ALL
5,115

1,610
Donaldson
Common
257651109
3,174,509.40
103,980
x
ALL
77,640

26,340
Du Pont E I De Nemour&Co
Common
263534109
278,107.00
7,100
x
ALL
600

6,500
Emerson Electric Co
Common
291011104
783,122.60
10,907
x
ALL
7,277

3,630
Equitable Res Inc
Common
294549100
781,200.00
20,000
x
ALL
20,000

0
Exxon Mobil Corporation
Common
30231G102
5,376,563.04
84,617
x
ALL
44,476

40,141
Factset Research Systems
Common
303075105
1,430,541.02
40,594
x
ALL
29,004

11,590
Fastenal Co
Common
311900104
578,827.75
9,475
x
ALL
5,500

3,975
Freddie Mac Voting Shs
Common
313400301
1,044,510.00
18,500
x
ALL
13,475

5,025
Fortune Brands Inc
Common
349631101
791,340.90
9,730
x
ALL
5,730

4,000
Forward Air, Inc.
Common
349853101
1,003,890.00
27,250
x
ALL
17,275

9,975
Galleher Group PLC
Common
363595109
248,360.00
4,000
x
ALL
0

4,000
General Electric Company
Common
369604103
4,575,975.73
135,907
x
ALL
65,054

70,853
Gentex Corp
Common
371901109
4,181,481.00
240,315
x
ALL
187,125

53,190
GlaxoSmithkline PLC  ADRs
Common
37733W105
274,655.68
5,356
x
ALL
750

4,606
H C C Insurance Holdings
Common
404132102
5,368,490.10
188,170
x
ALL
147,640

40,530
Harley Davidson Inc
Common
412822108
3,013,016.44
62,201
x
ALL
48,575

13,626
Harte-Hanks Incorporated
Common
416196103
2,307,206.85
87,295
x
ALL
72,110

15,185
Hlth Mgmt Assoc Cl A
Common
421933102
3,720,229.70
158,510
x
ALL
121,670

36,840
Intel Corp
Common
458140100
2,021,622.12
82,013
x
ALL
30,219

51,794
Int'l Business Machines
Common
459200101
344,143.80
4,290
x
ALL
1,434

2,856
J P Morgan Chase & Co
Common
46625H100
203,647.86
6,002
x
ALL
5,087

915










Page Total


43,137,636.27
















09/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Johnson & Johnson
Common
478160104
4,379,102.56
69,202
x
ALL
46,192

23,010
Kimberly-Clark Corp
Common
494368103
383,968.50
6,450
x
ALL
1,700

4,750
Kinder Morgan Inc
Common
49455P101
567,344.00
5,900
x
ALL
1,500

4,400
LECG Corp.
Common
523234102
673,900.00
29,300
x
ALL
27,500

1,800
Lilly Eli & Company
Common
532457108
2,946,597.12
55,056
x
ALL
45,751

9,305
Linear Technology Corp
Common
535678106
3,691,751.49
98,211
x
ALL
77,750

20,461
Littelfuse Inc
Common
537008104
414,917.50
14,750
x
ALL
12,200

2,550
Lowes Companies Inc
Common
548661107
5,521,849.20
85,743
x
ALL
52,623

33,120
Manulife Financial Corp
Common
56501R106
458,285.40
8,595
x
ALL
0

8,595
Markel Corp
Common
570535104
7,676,193.00
23,226
x
ALL
400

22,826
Marlin Business Svc Corp
Common
571157106
2,540,275.20
110,255
x
ALL
90,620

19,635
McGraw-Hill Cos
Common
580645109
3,786,032.40
78,810
x
ALL
58,270

20,540
Medtronic Inc
Common
585055106
6,368,125.68
118,764
x
ALL
72,948

45,816
Merck & Co Inc
Common
589331107
260,127.60
9,560
x
ALL
2,160

7,400
Microsoft Corp
Common
594918104
480,982.93
18,693
x
ALL
4,521

14,172
Moodys Corp
Common
615369105
1,583,888.64
31,008
x
ALL
23,163

7,845
National Instruments Corp
Common
636518102
1,131,222.40
45,910
x
ALL
36,785

9,125
Nokia Corp Sponsored ADR
Common
654902204
3,508,109.67
207,458
x
ALL
156,958

50,500
Norfolk Southern Corp
Common
655844108
346,788.00
8,550
x
ALL
200

8,350
North Fork Bancorp Inc
Common
659424105
3,219,834.00
126,268
x
ALL
96,756

29,512
Nuveen VA Premium Fund
Common
67064R102
415,547.10
24,301
x
ALL
24,301

0
Oracle Corporation
Common
68389X105
216,380.00
17,450
x
ALL
13,250

4,200
PNC Finl Svcs Group
Common
693475105
1,450,500.00
25,000
x
ALL
25,000

0
PPG Industries
Common
693506107
621,495.00
10,500
x
ALL
9,700

800










Page Total


52,643,217.39





















09/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Paychex Inc
Common
704326107
4,157,974.45
112,105
x
ALL
86,205

25,900
Pepsico Incorporated
Common
713448108
4,551,544.60
80,260
x
ALL
53,103

27,157
PetSmart
Common
716768106
3,405,194.10
156,345
x
ALL
121,145

35,200
Pfizer Incorporated
Common
717081103
1,777,032.20
71,167
x
ALL
20,362

50,805
Plum Creek Timber Co
Common
729251108
1,266,118.18
33,398
x
ALL
12,171

21,227
Portfolio Recovery Assoc
Common
73640Q105
2,611,526.40
60,480
x
ALL
47,730

12,750
Procter & Gamble Co
Common
742718109
5,015,272.62
84,347
x
ALL
63,027

21,320
Progressive Corp.
Common
743315103
335,264.00
3,200
x
ALL
3,000

200
Resmed Inc
Common
761152107
3,499,821.00
43,940
x
ALL
33,455

10,485
Royal Dutch Shell PLC A
Common
780259206
607,104.36
9,249
x
ALL
3,049

6,200
Salix Pharmaceuticals
Common
795435106
2,845,375.00
133,900
x
ALL
109,570

24,330
The Southern Company
Common
842587107
573,876.48
16,048
x
ALL
4,498

11,550
Suntrust Banks Inc
Common
867914103
664,705.95
9,571
x
ALL
8,772

799
Sysco Corp
Common
871829107
3,611,314.40
115,120
x
ALL
87,830

27,290
Texas Instruments Inc
Common
882508104
2,880,483.00
84,970
x
ALL
67,125

17,845
3m Company
Common
88579Y101
498,848.00
6,800
x
ALL
2,600

4,200
Tiffany & Co New
Common
886547108
6,214,261.35
156,255
x
ALL
120,580

35,675
Utd Dominion Rlty Tr Inc
Common
910197102
292,505.40
12,342
x
ALL
1,900

10,442
United Parcel Service B
Common
911312106
1,168,297.00
16,900
x
ALL
6,550

10,350
United Technologies Corp
Common
913017109
362,880.00
7,000
x
ALL
600

6,400
Verizon Communications
Common
92343V104
277,080.44
8,476
x
ALL
4,987

3,489
Vodafone Group Plc Adr
Common
92857W100
6,577,993.24
253,292
x
ALL
163,420

89,872
Wachovia Corp New
Common
929903102
1,201,902.68
25,255
x
ALL
18,625

6,630
Washington Mutual Inc
Common
939322103
1,369,287.86
34,913
x
ALL
24,763

10,150










Page Total


55,765,662.71
















09/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Washington REIT
Common
939653101
304,878.00
9,800
x
ALL
5,800

4,000
Wells Fargo & Co New
Common
949746101
668,635.12
11,416
x
ALL
4,616

6,800
Wilmington Trust Corp
Common
971807102
668,493.00
18,340
x
ALL
8,400

9,940
Wrigley Wm JR Co
Common
982526105
531,912.00
7,400
x
ALL
5,300

2,100
Wyeth
Common
983024100
1,228,237.15
26,545
x
ALL
8,878

17,667
Zimmer Holdings Inc
Common
98956P102
332,876.48
4,832
x
ALL
1,460

3,372










Page Total


3,735,031.75
















Grand Total


216,959,937.38



























